Cash generated by operating activities (Tables)	12 Months Ended
Jun. 30, 2022
Cash generated by operating activities
Schedule of cash generated by operating activities

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	30	67 674	52 268	36 546
(Increase)/decrease in working capital	27	(11 536)	(7 154)	5 838
		56 138	45 114	42 384